Schedule of Investments (unaudited) February 28, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.3%
Citigroup, Inc., (SOFR + 1.18%), 2.52%, 11/03/32	$2,559	$2,410,004
Goldman Sachs Group, Inc., (SOFR + 1.41%),
3.10%, 02/24/33	7,956	7,831,743

		10,241,747

Education — 0.1%
Chapman University, 3.00%, 04/01/51	2,100	1,912,094
University of Southern California, 3.03%, 10/01/39	650	636,473

		2,548,567

Health Care Providers & Services — 0.3%
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,839	1,812,529
Kaiser Foundation Hospitals, 3.00%, 06/01/51	4,705	4,361,152
Providence St Joseph Health Obligated Group, 2.70%, 10/01/51	2,344	1,995,431
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	1,012	1,091,220

		9,260,332

Tobacco — 0.2%
Altria Group, Inc., 3.70%, 02/04/51	7,915	6,469,267

Total Corporate Bonds — 0.9% (Cost: $31,268,213)		28,519,913

Municipal Bonds

California — 75.1%

Corporate — 2.4%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	67,255	76,692,894
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	4,905	5,259,970

		81,952,864

County/City/Special District/School District — 19.5%
Butte-Glenn Community College District, GO, Series A, Election 2016, 5.25%, 08/01/46	12,360	14,622,201
Cerritos Community College District, GO, Series A, 4.00%, 08/01/44	35,000	37,066,715
City & County of San Francisco CA, GO, Series B-1, 4.00%, 06/15/39	2,010	2,296,220
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, 3.78%, 09/01/30	1,110	1,168,777
Series B, 3.92%, 09/01/31	3,410	3,607,050
Series B, 3.97%, 09/01/32	1,880	1,987,470
Series B, 4.02%, 09/01/33	2,070	2,187,822
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	3,600	3,614,278
City of San Jose California Hotel Tax Revenue, RB, 6.50%, 05/01/42	2,395	2,403,802
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	22,433,398
County of Riverside California, RB, 2.00%, 06/30/22	75,000	75,353,250
Fremont Union High School District, GO, 4.00%, 08/01/44	35,000	36,909,810
Glendale Community College District/CA, GO, Series B, 4.00%, 08/01/50	25,000	27,850,000
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	30,215	35,998,544

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.25%, 08/01/42	$5,000	$5,893,915
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	12,855	14,090,751
Los Angeles Community College District, GO,
Series K, Election 2008, 4.00%, 08/01/39	20,000	21,956,580
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	2,590	2,501,880
Los Angeles County Metropolitan Transportation Authority, RB, Series A, 4.00%, 06/01/37	5,500	6,451,797
Los Angeles County Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 07/01/37	19,235	22,519,069
Series A, 5.00%, 07/01/42	10,000	11,670,040
Series A, 5.00%, 07/01/44	25,885	30,907,933
Los Angeles County Public Works Financing Authority, Refunding RB, Series F, 4.00%, 12/01/46	15,880	18,039,871
Marin Healthcare District, GO, Series A, Election 2013, 5.00%, 08/01/41	20,180	23,544,712
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,582,587
Mount San Antonio Community College District GO
Series C, Election 2018, 2.00%, 08/01/38	3,300	3,087,130
Series C, Election 2018, 2.00%, 08/01/39	3,670	3,396,229
Mount San Antonio Community College District, Refunding GO, Series A, Election 2018, 5.00%, 08/01/44	12,900	15,681,795
Orange County Local Transportation Authority, RB, 5.00%, 02/15/40	5,000	6,052,240
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	3,000	3,546,357
Pleasant Valley School District/Ventura County, GO, Series B, 4.00%, 08/01/46	7,100	7,928,364
Sacramento Area Flood Control Agency, SAB, 4.00%, 10/01/47	9,020	10,264,399
San Diego Community College District, Refunding GO, 2.38%, 08/01/33	5,375	5,311,134
San Diego Unified School District, GO
4.00%, 07/01/46	15,000	17,115,030
4.00%, 07/01/50	3,690	4,141,394
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, 5.00%, 08/01/47	8,980	10,386,977
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.13%, 08/01/28	1,150	1,175,094
Series D, 3.25%, 08/01/29	1,000	1,023,471
Series D, 3.38%, 08/01/30	1,250	1,283,311
San Francisco City & County Redevelopment Financing Authority, TA, Series A, (BHAC-CR), 5.75%, 08/01/37	5,000	6,303,850
San Joaquin County Transportation Authority, Refunding RB, 5.00%, 03/01/41	17,955	20,787,150
San Jose Financing Authority, RB, 5.75%, 05/01/42	2,010	2,016,852
San Jose Redevelopment Agency Successor Agency, Refunding TA
3.23%, 08/01/27	5,000	5,246,030
Series A-T, 3.25%, 08/01/29	8,730	9,073,473
San Jose Unified School District, GO, CAB, Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(b)	25,000	20,768,725

1

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	$30,000	$35,832,990
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/35	6,975	7,887,979
Santa Cruz City Elementary School District GO
Series C, 2.00%, 08/01/34	1,770	1,694,672
Series C, 2.00%, 08/01/36	695	661,170
Santa Cruz City High School District GO
Series C, 2.00%, 08/01/35	450	432,961
Series C, 2.00%, 08/01/36	1,755	1,644,688
Series C, 2.00%, 08/01/37	2,870	2,658,300
Series C, 2.00%, 08/01/38	2,955	2,709,206
Series C, 2.13%, 08/01/39	3,070	2,824,603
Vista Joint Powers Financing Authority, Refunding RB, 5.25%, 05/01/37	15,065	16,740,469

		661,334,515

Education — 6.3%
California Educational Facilities Authority, RB
Series A, 3.43%, 04/01/30	1,000	1,020,883
Series A, 3.56%, 04/01/31	2,000	2,048,818
California Infrastructure & Economic Development Bank, RB(c)
Series A, 4.13%, 01/01/35	1,010	1,042,159
Series A, 5.00%, 01/01/55	2,300	2,550,187
Series A-2, 5.00%, 01/01/24	575	575,922
California Infrastructure & Economic Development Bank, RB, CAB(b)
0.00%, 01/01/35	2,695	1,209,069
0.00%, 01/01/60	37,500	3,167,588
Class B, 0.00%, 01/01/61(c)	17,940	1,297,259
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.84%, 10/01/31	1,100	1,043,583
California Municipal Finance Authority, RB
5.00%, 06/15/41(c)	925	990,122
6.00%, 07/01/44	500	539,449
5.00%, 06/15/51(c)	1,385	1,462,578
Series A, 5.50%, 08/01/34(c)	285	299,065
California Municipal Finance Authority, Refunding RB
5.00%, 08/01/39	1,785	1,945,732
5.00%, 08/01/48	2,140	2,285,869
California Public Finance Authority, RB(c)
Series A, 5.00%, 07/01/36	385	399,742
Series A, 5.00%, 07/01/44	375	382,397
Series A, 5.00%, 07/01/54	520	524,414
Series B, 5.00%, 07/01/26	265	265,385
California School Finance Authority, RB(c)
5.00%, 06/01/40	1,420	1,527,845
5.00%, 06/01/50	2,240	2,376,649
5.00%, 06/01/59	3,565	3,767,517
Series A, 5.00%, 06/01/33	525	578,781
Series A, 5.00%, 06/01/43	525	567,973
Series A, 5.00%, 06/01/49	7,105	7,642,834
Series A, 6.00%, 07/01/51	1,500	1,706,801
Series A, 5.00%, 06/01/55	1,000	1,070,466
Series A, 5.00%, 06/01/58	3,355	3,593,497
Series A, 6.00%, 06/01/59	8,925	9,601,488
Series B, 6.00%, 06/01/31	735	704,894
California State University, RB Series C, 4.00%, 11/01/45	20,225	22,955,375

Security	Par (000)	Value

Education (continued)
California State University, RB (continued)
Series C, 4.00%, 11/01/51	$3,000	$3,390,483
California State University, Refunding RB
0.55%, 11/01/49(a)	11,750	11,259,320
Series B, 1.85%, 11/01/31	6,750	6,322,124
Series B, 2.53%, 11/01/33	2,580	2,536,602
Series D, 1.69%, 11/01/29	5,000	4,732,555
California Statewide Communities Development Authority, Refunding RB(c)
Series A, 5.00%, 06/01/36	2,900	3,222,555
Series A, 5.00%, 06/01/46	4,100	4,479,254
Hastings Campus Housing Finance Authority, RB, Series A, 5.00%, 07/01/61	7,640	8,249,596
University of California, RB
Series AV, 5.25%, 05/15/42	12,305	14,488,842
Series BE, 4.00%, 05/15/50	5,000	5,589,450
Series Q, 4.00%, 05/15/41	5,000	5,719,715
Series Q, 4.00%, 05/15/51	2,725	3,044,329
University of California, RB, BAB, 6.30%, 05/15/50	3,790	4,743,947
University of California, Refunding RB
5.00%, 05/15/42	2,230	2,724,862
4.00%, 05/15/51	1,000	1,133,270
Series BE, 4.00%, 05/15/47	30,940	34,773,806
Series Q, 4.00%, 05/15/40	7,750	8,885,476
Series Q, 5.00%, 05/15/46	7,520	9,262,504

		213,703,031

Health — 3.8%
California Health Facilities Financing Authority, RB
4.00%, 08/15/40	1,200	1,370,112
5.00%, 08/15/51	5,555	6,783,272
Series A-2, 4.00%, 11/01/44	2,500	2,757,275
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 11/15/38	12,750	15,092,519
Series A, 4.00%, 08/15/48	58,260	65,486,862
Series A, 4.00%, 08/15/50	17,740	19,904,457
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	980	1,095,873
Series A, 5.00%, 11/01/49	1,105	1,211,913
California Public Finance Authority, RB, 2.88%, 05/15/27(c)	705	704,890
City of Corona RB, 2.24%, 05/01/30	10,000	9,712,860
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,682,419

		126,802,452

Housing — 4.3%
California Community Housing Agency, RB, M/F Housing(c)
3.00%, 08/01/56	4,840	4,016,706
4.00%, 02/01/50	1,535	1,398,634
4.00%, 08/01/51	7,815	7,008,648
3.00%, 02/01/57	5,115	4,207,471
Series A, 5.00%, 04/01/49	2,630	2,818,634
Series A-1, 4.00%, 08/01/50	1,605	1,458,319
Series A-1, 3.00%, 02/01/57	3,215	2,683,294

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	$8,967	$9,445,576
Class A, (FHLMC COLL), 3.75%, 03/25/35	19,921	22,218,895
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	21,506	21,217,002
CMFA Special Finance Agency VII, RB, M/F Housing, 4.00%, 08/01/47(c)	4,865	4,305,384
CMFA Special Finance Agency VIII, RB, M/F Housing, 3.00%, 08/01/56(c)	6,095	5,070,760
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	2,740	2,402,495
CMFA Special Finance Agency, RB, M/F Housing(c)
Series A, 4.00%, 12/01/45	3,965	3,745,736
Series A-1, 3.00%, 12/01/56	675	549,877
Series A-2, 4.00%, 08/01/45	3,860	3,495,072
CSCDA Community Improvement Authority, RB, M/F Housing(c)
2.65%, 12/01/46	8,390	7,535,705
3.13%, 07/01/56	5,620	4,750,580
3.25%, 07/01/56	3,395	2,962,637
4.00%, 07/01/56	4,775	4,810,516
3.13%, 08/01/56	2,045	1,698,747
4.00%, 03/01/57	500	425,772
3.25%, 04/01/57	2,575	2,230,970
3.25%, 05/01/57	4,730	4,058,529
4.00%, 06/01/57	535	470,781
4.00%, 07/01/58	4,600	3,939,715
Series A, 5.00%, 07/01/51	4,070	4,264,855
Series B, 4.00%, 02/01/57	1,450	1,253,963
Series B, 4.00%, 12/01/59	2,925	2,259,448
Senior Lien, 3.25%, 05/01/57	2,265	2,012,251
Senior Lien, 3.13%, 06/01/57	5,030	4,188,245
Series B, Sub Lien, 4.00%, 12/01/59	3,530	2,788,679

		145,693,896

State — 3.5%
California State Public Works Board RB, 4.00%, 11/01/46	25,800	29,490,303
California State Public Works Board, RB
Series B, 4.00%, 05/01/40	9,775	11,121,360
Series C, 5.00%, 11/01/44	29,985	35,971,925
Series D, 4.00%, 11/01/41	3,110	3,574,077
Series I, 5.25%, 11/01/32	1,115	1,187,593
Series I, 5.50%, 11/01/33	2,315	2,474,529
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/33	10,000	11,566,340
California State University, Refunding RB, Series B, 1.67%, 11/01/29	9,000	8,508,618
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	1,375	1,590,344
Series A, 5.00%, 09/02/44	675	769,809
Series A, 5.00%, 09/02/48	675	765,805
El Dorado Irrigation District, Refunding RB, Series C, 2.06%, 03/01/29	3,500	3,398,406

Security	Par (000)	Value

State (continued)
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(c)
Series D, 0.00%, 08/01/23	$1,000	$941,978
Series D, 0.00%, 08/01/31	3,000	1,911,213
State of California, Refunding GO, 5.00%, 09/01/41	5,000	6,306,255

		119,578,555

Tobacco — 2.4%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	1,110	1,256,933
Series A, 5.00%, 06/01/36	2,410	2,413,844
Series A, 5.00%, 06/01/47	2,595	2,598,612
Series A, 4.00%, 06/01/49	1,540	1,714,345
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	15,770	2,998,366
California Statewide Financing Authority, RB, CAB, Series D, 0.00%, 06/01/55(b)(c)	16,500	1,000,956
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 2.75%, 06/01/34	5,175	5,045,625
3.85%, 06/01/50	6,020	5,918,677
Series A-1, 5.00%, 06/01/22(d)	12,125	12,259,866
Series A-1, 3.49%, 06/01/36	8,850	8,464,255
Series A-2, 5.00%, 06/01/22(d)	10,210	10,324,250
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B, 0.00%, 06/01/66(b)	21,450	3,184,746
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	4,895	4,870,691
Silicon Valley Tobacco Securitization Authority, RB, CAB, Series D, 0.00%, 06/01/56(b)	29,500	2,940,236
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	15,435	17,722,873

		82,714,275

Transportation — 13.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	1,000	1,168,634
City of Long Beach California Harbor Revenue, ARB, Series A, 5.00%, 05/15/44	10,000	12,281,680
City of Los Angeles Department of Airports Refunding ARB, Series D, AMT, 4.00%, 05/15/41	5,000	5,576,500
City of Los Angeles Department of Airports, ARB AMT, 5.00%, 05/15/45	2,500	3,033,037
Series A, AMT, 4.00%, 05/15/40	15,545	17,444,459
Series A, AMT, 5.00%, 05/15/40	6,615	7,241,573
Series A, AMT, 4.00%, 05/15/41	16,160	18,065,636
Series A, AMT, 5.00%, 05/15/42	23,725	26,878,171
Series A, AMT, 5.00%, 05/15/45	10,000	12,134,820
Series A, AMT, 4.00%, 05/15/49	8,180	9,002,352
Series B, AMT, 5.00%, 05/15/41	18,710	20,803,948
Series D, AMT, 5.00%, 05/15/41	8,850	9,676,838
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/46	11,970	14,280,042
Series D, AMT, 5.00%, 05/15/46	30,100	36,296,145
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	20,000	22,378,980

3

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Diego County Regional Airport Authority RB, 5.00%, 07/01/46	$19,560	$23,695,532
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/39	5,125	5,466,515
Series A, AMT, 5.00%, 05/01/40	14,000	14,910,714
Series A, AMT, 5.00%, 05/01/42	29,480	33,491,874
Series A, AMT, 5.25%, 05/01/42	40,370	46,391,468
Series A, AMT, 5.00%, 05/01/44	10,125	10,698,156
Series A, AMT, 5.00%, 05/01/49	9,780	11,224,379
Series E, AMT, 5.00%, 05/01/38	9,025	10,647,966
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series A, AMT, 4.00%, 05/01/52	1,930	2,115,732
Series B, AMT, 5.00%, 05/01/41	28,960	32,344,816
San Francisco Municipal Transportation Agency, RB
Series C, 4.00%, 03/01/46	18,000	20,488,320
Series C, 4.00%, 03/01/51	2,145	2,444,425
Series C, 5.00%, 03/01/51	19,510	24,034,876

		454,217,588

Utilities — 19.5%
California Statewide Communities Development Authority, Refunding RB, 1.68%, 02/01/29	1,000	941,020
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	23,634,540
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.00%, 06/01/43	10,000	11,975,820
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	7,580,316
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
4.00%, 11/01/39	5,000	5,463,490
Series A, 4.00%, 11/01/30	19,930	22,134,995
Series A, 4.00%, 11/01/50	1,325	1,502,826
Contra Costa Water District Refunding RB, Series W, 4.00%, 10/01/46	14,440	16,668,958
East Bay Municipal Utility District Water System Revenue, RB, Series A, 4.00%, 06/01/45	4,885	5,361,209
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 06/01/37	7,160	7,959,972
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	21,837,030
Los Angeles County Sanitation Districts Financing Authority, RB, Series A, Refunding RB, 4.00%, 10/01/42	5,000	5,429,185
Los Angeles Department of Water & Power Water System Revenue, RB
Series A, 5.00%, 07/01/50	15,805	19,191,711
Series B, 5.00%, 07/01/49	1,845	2,257,164
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	52,860	60,261,802
Series A, 5.25%, 07/01/44	10,650	12,408,720
Series B, 5.00%, 07/01/46	3,525	4,339,159
Los Angeles Department of Water & Power, RB
5.00%, 07/01/36	1,425	1,802,378
5.00%, 07/01/42	3,000	3,722,388

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water & Power, RB (continued)
5.00%, 07/01/46	$22,085	$27,212,850
5.00%, 07/01/51	16,910	20,720,060
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.00%, 07/01/45	6,630	8,020,225
Series B, 5.00%, 07/01/51	7,545	9,145,679
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	16,105	17,960,344
Metropolitan Water District of Southern California, Refunding RB
5.00%, 01/01/38	7,000	8,435,980
Series A, 5.00%, 10/01/35	5,000	5,015,570
Series C, 5.00%, 07/01/39	12,500	15,508,650
Northern California Power Agency, RB, BAB, Series A, 7.31%, 06/01/40	2,150	3,054,615
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	7,500	9,231,848
Sacramento Municipal Utility District, RB
Series G, 5.00%, 08/15/38	22,390	27,520,288
Series G, 5.00%, 08/15/41	20,000	24,414,160
Series H, 5.00%, 08/15/50	15,885	19,416,347
San Diego Public Facilities Financing Authority, RB
Series A, 4.00%, 08/01/45	1,500	1,689,048
Series A, 3.00%, 08/01/49	7,915	8,044,909
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/36	5,000	5,711,320
Series A, 5.00%, 05/15/38	13,595	15,483,359
Series B, 5.00%, 08/01/38	16,460	18,886,089
Series A, Subordinate, 5.00%, 08/01/43	33,820	40,539,121
Series A, Subordinate, 5.25%, 08/01/47	15,180	18,405,279
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 1.00%, 10/01/26	27,880	27,350,001
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	17,269,420
Series B, 5.00%, 10/01/43	2,965	3,735,618
Series B, 5.00%, 10/01/44	2,515	3,162,645
Series B, 5.00%, 10/01/48	4,290	5,366,280
Southern California Public Power Authority, Refunding RB
5.00%, 07/01/30	30,000	31,974,600
0.65%, 07/01/40(a)	1,200	1,174,741
State of California Department of Water Resources, Refunding RB
Series AW, 4.00%, 12/01/34	24,000	26,552,880
Series BC, 1.32%, 12/01/28	4,000	3,756,588

		659,231,197

Total Municipal Bonds in California		2,545,228,373

Illinois — 0.2%

County/City/Special District/School District — 0.2%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	6,925	8,144,340

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 7.8%

Education — 0.0%
Puerto Rico Electric Power Authority, RB, 5.40%, 01/01/20(e)(f)	$—	$—

State — 4.3%
Commonwealth of Puerto Rico, GO(e)(f)
Series A, 5.25%, 07/01/22	940	941,253
Series A, 5.13%, 07/01/31	3,340	3,344,452
Series A, 5.38%, 07/01/33	1,025	1,026,366
Series A, 6.00%, 07/01/38	1,630	1,649,477
Commonwealth of Puerto Rico, Refunding GO(e)(f)
Series A, 8.00%, 07/01/35	20,615	18,443,478
Series A, 5.50%, 07/01/39	8,805	8,284,536
Series A, 5.00%, 07/01/41	10,546	9,473,258
Series A, 5.75%, 07/01/41	1,110	1,093,905
Series C, 6.00%, 07/01/39	470	475,616
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	38,748	42,717,345
Series A-1, Restructured, 5.00%, 07/01/58	16,743	18,679,780
Series A-2, Restructured, 4.33%, 07/01/40	11,004	12,074,667
Series A-2, Restructured, 4.54%, 07/01/53	114	124,203
Series A-2, Restructured, 4.78%, 07/01/58	15,623	17,236,450
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	960,482
Series A-1, Restructured, 0.00%, 07/01/31	1,330	1,059,205
Series A-1, Restructured, 0.00%, 07/01/33	1,909	1,404,673
Series A-1, Restructured, 0.00%, 07/01/46	8,062	2,621,722
Series A-1, Restructured, 0.00%, 07/01/51	12,267	2,886,131
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,874,007

		146,371,006

Tobacco — 0.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	150,000	10,308,150

Utilities — 3.2%
Puerto Rico Electric Power Authority, 3rd Series, 5.40%, 01/01/23	593	632,026
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(e)(f)	4,130	4,249,456
Series A, 7.00%, 07/01/33(e)(f)	2,230	2,374,950
Series A, 6.75%, 07/01/36(e)(f)	7,630	8,125,950
Series A, 5.00%, 07/01/42(e)(f)	8,830	9,085,399
Series A, 7.00%, 07/01/43(e)(f)	955	1,017,075
Series A-3, 10.00%, 07/01/19(e)(f)	2,137	2,318,115
Series B-3, 10.00%, 07/01/19(e)(f)	2,137	2,318,116
Series C-1, 5.40%, 01/01/18(e)(f)	5,870	6,251,495
Series C-2, 5.40%, 07/01/18(e)(f)	5,871	6,252,506
Series C-4, 5.40%, 07/01/20(e)(f)	593	632,026
Series CCC, 5.25%, 07/01/26(e)(f)	1,680	1,728,592
Series CCC, 5.25%, 07/01/28(e)(f)	955	982,622
Series D-4, 7.50%, 07/01/20	1,638	1,744,470
Series TT, 5.00%, 07/01/25(e)(f)	480	493,884
Series TT, 5.00%, 07/01/26(e)(f)	1,285	1,322,167
Series WW, 5.50%, 07/01/17(e)(f)	1,315	1,353,035
Series WW, 5.50%, 07/01/18(e)(f)	1,155	1,188,407
Series WW, 5.50%, 07/01/19(e)(f)	935	962,044

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.38%, 07/01/24(e)(f)	$875	$900,308
Series WW, 5.25%, 07/01/33(e)(f)	885	910,598
Series WW, 5.50%, 07/01/38(e)(f)	1,170	1,203,841
Series XX, 5.25%, 07/01/27(e)(f)	645	663,656
Series XX, 5.25%, 07/01/35(e)(f)	400	411,570
Series XX, 5.75%, 07/01/36(e)(f)	555	571,053
Series XX, 5.25%, 07/01/40(e)(f)	11,490	11,822,337
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series AAA, 5.25%, 07/01/22	2,150	2,212,187
Series AAA, 5.25%, 07/01/27	6,540	6,729,163
Series AAA, 5.25%, 07/01/28	4,690	4,825,654
Series AAA, 5.25%, 07/01/29	530	545,330
Series BBB, 5.40%, 07/01/28	2,805	2,858,763
Series UU, 1.16%, 07/01/17(a)	395	355,500
Series UU, 1.00%, 07/01/18(a)	355	319,500
Series UU, 1.00%, 07/01/20(a)	3,175	2,857,500
Series UU, 0.84%, 07/01/31(a)	3,765	3,388,500
Series YY, 6.13%, 07/01/40	4,060	4,137,818
Series ZZ, 5.00%, 07/01/17	925	951,755
Series ZZ, 5.25%, 07/01/19	2,945	3,030,181
Series ZZ, 5.25%, 07/01/24	1,990	2,047,559
Series ZZ, 5.00%, 07/01/28	990	1,018,635
Puerto Rico Public Buildings Authority, Refunding RB(e)(f)
Series F, (GTD), 5.25%, 07/01/24	500	557,768
Series M-2, (GTD), 10.00%, 07/01/34	1,045	1,186,075

		106,537,586

Total Municipal Bonds in Puerto Rico		263,216,742

Total Municipal Bonds — 83.1% (Cost: $2,739,391,549)		2,816,589,455

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 10.7%

County/City/Special District/School District — 3.1%
Irvine Ranch Water District, COP, 5.00%, 03/01/46	19,330	22,227,422
Metropolitan Water District of Southern California, Refunding RB, 5.00%, 10/01/51	26,620	33,087,888
Ohlone Community College District, GO, Series B, 4.00%, 08/01/24(d)	47,250	50,418,113

		105,733,423

Education — 3.4%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	35,250	42,153,483
University of California, RB, Series M, 5.00%, 05/15/42	20,000	23,102,260
University of California, Refunding RB, Series AZ, 5.00%, 05/15/43	41,740	49,492,433

		114,748,176

State — 0.6%
State of California, Refunding GO, 5.25%, 10/01/39	18,150	20,715,884

5

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 3.6%
East Bay Municipal Utility District Water System Revenue, RB, Series A, 5.00%, 06/01/42	$27,045	$31,519,906
Eastern Municipal Water District Financing Authority, RB, Series D, 5.00%, 07/01/47	36,105	41,984,426
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	41,405	48,826,456

		122,330,788

Total Municipal Bonds in California		363,528,271

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.7% (Cost: $343,969,173)		363,528,271

Total Long-Term Investments — 94.7% (Cost: $3,114,628,935)		3,208,637,639

Short-Term Securities

Commercial Paper — 0.7%
San Diego Public Facilities Financing Authority Water Revenue, 0.30%, 09/08/22	22,972	22,919,256

		22,919,256

	Shares

Money Market Funds — 8.3%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.00%(h)(i)	282,875,133	282,705,408

Total Short-Term Securities — 9.0% (Cost: $305,677,408)		305,624,664

Total Investments — 103.7% (Cost: $3,420,306,343)		3,514,262,303

Other Assets Less Liabilities — 0.9%		32,090,046
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(156,501,160)

Net Assets — 100.0%		$3,389,851,189

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$153,125,894	$129,668,460	(a)	$—	$(53,314)	$(35,632)	$282,705,408	282,875,133	$95,654	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,372	06/21/22	$302,319	$(2,019,538)
U.S. Long Bond	826	06/21/22	129,708	(1,938,377)
5-Year U.S. Treasury Note	1,310	06/30/22	154,928	(825,931)

				$(4,783,846)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$28,519,913	$—	$28,519,913
Municipal Bonds	—	2,816,589,455	—	2,816,589,455
Municipal Bonds Transferred to Tender Option Bond Trusts	—	363,528,271	—	363,528,271
Short-Term Securities
Commercial Paper	—	22,919,256	—	22,919,256
Money Market Funds	282,705,408	—	—	282,705,408

	$282,705,408	$3,231,556,895	$—	$3,514,262,303

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(4,783,846)	$—	$—	$(4,783,846)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $156,454,977 are categorized as Level 2 within the fair value hierarchy.

7

Schedule of Investments (unaudited) (continued) February 28, 2022	BlackRock California Municipal Opportunities Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SOFR	Secured Overnight Financing Rate

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	8